Basis of preparation	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
(i)Compliance with International Financial Reporting Standards
The ADCT Group consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). As of December 31, 2022, the financial statements are presented in thousand dollars (KUSD).
Prior to December 31, 2021, individual components of Non-operating (expense) income were reported separately within the consolidated statement of operations. Prior periods have been recast to conform to the current period presentation. See note 10, “Non-operating (expense) income” for further information.
(ii)Historical Cost Convention

The consolidated financial statements have been prepared under the historical cost convention, except for the defined benefit pension liabilities, where plan assets are measured at fair value. The embedded derivative conversion feature associated with the first and second tranche of convertible loans was measured at fair value for the year ended December 31, 2021, December 31, 2020 and up until the loans were exchanged on August 15, 2022. See note 24, “Convertible loans” for further discussion. The warrant obligations associated with the senior secured term loan facility and Deerfield warrants entered into on August 15, 2022 were measured at fair value for the year ended December 31, 2022. See note 23, “Senior secured term loan facility and warrants” and note 25, “Deerfield warrants” for additional information.
(iii)Going concern basis

ADCT is a commercial-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group's success may also depend on its ability to:

•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.

Since its incorporation, the Group has primarily funded its growth through capital increases and additional funds provided by research collaborations, license agreements, the issuance of the Company’s common shares, the issuance of convertible loans, the issuance of term loans and proceeds from a royalty purchase agreement. During the 2020 fiscal year, the Company issued common shares through an initial public and follow-on offering (see 2(v) and 2(vi) within this note) and the issuance of convertible loans (see note 24, “Convertible loans”). During the 2021 fiscal year, the Group entered into a royalty purchase agreement (see note 27, “Deferred royalty obligation”). During the first quarter of 2022 and third quarter of 2022, the Company entered into exclusive license agreements with Mitsubishi Tanabe Pharma
Corporation ("MTPC") and Swedish Orphan Biovitrum AB ("Sobi"), respectively, for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan and all territories outside the U.S., greater China, Singapore and Japan, respectively. During the third quarter of 2022, the Company drew down USD 120.0 million principal amount of senior secured term loans, entered into an exchange agreement with Deerfield Partners, L.P., and Deerfield Private Design Fund IV, L.P. (collectively, “Deerfield”) and sold shares to Owl Rock Opportunistic Master Fund II, L.P. and OR Opportunistic DL (C), L.P. (the "Purchasers") under a share purchase agreement. See note 23, "Senior secured term loan facility and warrants", note 24, "Convertible loans" and note 28, "Share capital" for further information. The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the senior secured term loan facility, it must maintain a balance of at least USD 60 million in cash and cash equivalents plus any accounts payable that are greater than ninety days old at the end of each quarter.

As of December 31, 2022, the Group’s cash and cash equivalents amounted to USD 326.4 million (December 31, 2021: USD 466.5 million).
Management believes that the Group has sufficient resources to meet its financial obligations for at least the next 12 months from the date of issuance of these consolidated financial statements and, as a result, is presenting these consolidated financial statements of the Group on a going concern basis.
(iv) Share consolidation
On April 24, 2020, the Company effected a five-to-four share consolidation of its outstanding shares (see note 28, “Share capital”). Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.
(v) Initial Public Offering (IPO)
On May 19, 2020, the Company completed an IPO on the New York Stock Exchange (“NYSE”) in which it issued and sold an aggregate of 14,082,475 common shares at USD 19.00 per share, which included 1,836,844 common shares issued and sold pursuant to the underwriters’ exercise in full of their option to purchase additional common shares. The gross proceeds from the IPO were USD 267.6 million, and net proceeds were USD 244.2 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The IPO resulted in a gross increase of USD 255.3 million in the Company’s share premium account prior to transaction costs associated with the IPO share issuance of USD 4.7 million and underwriting discounts and commissions of USD 18.7 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 28, “Share capital.”

(vi) Follow-On Public Offering
On September 28, 2020, the Company completed a public offering on the NYSE in which it issued and sold 6,000,000 common shares at USD 34.00 per share. The gross proceeds of the public offering were USD 204.0 million, and net proceeds of USD 188.9 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The public offering resulted in a gross increase of USD 203.5 million in the Company’s share premium account prior to transaction costs associated with the public offering share issuance of USD 2.9 million and underwriting discounts and commissions of USD 12.2 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 28, “Share capital.”
(vii) Open Market Sales Agreement

On June 4, 2021, the Company entered into an open market sale agreement with Jefferies LLC (“Jefferies”), to sell its common shares from time to time through an “at the market” offering program (the “ATM Facility”). The ATM Facility provides the Company the opportunity to sell its common shares with an aggregate offering price of up to USD 200.0 million. For the year ended December 31, 2022, there have been no shares sold under the ATM Facility. The Company capitalizes transaction costs within Other current assets in the Company’s consolidated balance sheet when costs are incurred associated with the ATM Facility at inception. If and when the Company sells shares under the ATM, capitalized transaction costs will be offset against the sale proceeds and will be recorded as a reduction of share premium within the Company’s consolidated balance sheet. If the Company determines that it is not probable that shares will be sold under the ATM Facility by the end of a quarter, the Company will write-off capitalized transaction costs incurred during that respective quarter in the consolidated statement of operations. The Company has KUSD 31 of capitalized transaction costs within Other current assets in connection with the establishment of the ATM Facility as of December 31, 2022, which will be offset against the sales proceeds from the initial sale of shares under the ATM Facility, if and when such sale is to occur.
(viii) Senior secured term loan facility and warrants, convertible loan exchange and share purchase

On August 15, 2022, the Company, ADCT UK and ADCT America entered into a loan agreement and guaranty (the “Loan Agreement”) with certain affiliates and/or funds managed by each of Oaktree Capital Management, L.P. and Owl Rock Capital Advisors LLC, as lenders, and Owl Rock Opportunistic Master Fund I, L.P., as administrative agent and collateral agent, pursuant to which the Company may borrow up to USD 175.0 million principal amount of secured term loans, including (i) an initial tranche of USD 120.0 million principal amount of term loans (the “First Tranche”) and (ii) up to two additional tranches (“Future Tranches”), each up to USD 27.5 million principal amount of term loans that the Company may draw upon before February 15, 2024, subject to satisfaction of certain customary conditions including compliance with the Company’s other material agreements for the incurrence of such debt. On August 15, 2022, the Company drew down USD 120.0 million principal amount of term loans under the Loan Agreement and issued to the lenders under the Loan Agreement warrants to purchase an aggregate of 527,295 common shares, which warrants have an exercise price of USD 8.30 per share. See note 23, “Senior secured term loan facility and warrants” for further information on this transaction.

On August 15, 2022, pursuant to an exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company’s senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million. The warrants consist of warrants to purchase an aggregate of 2,631,578 common shares at an exercise price of USD 24.70 per share and warrants to purchase an aggregate of 1,781,262 common shares at an exercise price of USD 28.07 per share. As a result of the exchange agreement, the Company recognized a loss on extinguishment of USD 42.1 million, which primarily consists of the difference between the aggregate principal amount and carrying value of the convertible loans, exit fee, as well as the unpaid interest payments through the maturity date. See note 24, “Convertible loans,” note 25, “Deerfield warrants” and note 28 “Share capital” for further information on this transaction.

On August 15, 2022, the Company entered into a share purchase agreement with the Purchasers, pursuant to which, on September 6, 2022, the Company issued and sold to the Purchasers an aggregate of 733,568 common shares at USD 8.52 per share for USD 6.1 million in net cash proceeds. See note 28, “Share capital” for further information on this transaction.
(ix) Share Subscription Agreement
During the second quarter of 2021, ADCT issued 1,500,000 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares to hold as treasury shares for purposes of administering the Company's long-term incentive program.

In addition, during the third quarter of 2022, the Company issued 3,123,865 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares as treasury shares at par value. The Company subsequently issued 733,568 treasury shares to the Purchasers, in accordance with the share purchase agreement and 2,390,297 treasury shares to Deerfield in accordance with the exchange agreement entered into on August 15, 2022. During the fourth quarter of 2022, the Company issued 7,648,081 common shares to ADCT America pursuant to a subscription agreement and immediately repurchased these shares as treasury shares at par value to be used in connection with the ATM Facility. See note 28, “Share capital” for further information.

As of December 31, 2022, the Company held 8,399,419 treasury shares.
(x) COVID – 19

The Group continues to monitor the COVID-19 pandemic and its impact to operations. During the height of the COVID-19 pandemic, the Group commercialized ZYNLONTA using hybrid launch plans. The Company continued to see an increase in face-to-face interactions with physicians in fiscal year 2022, which it believes is a key pillar of its continued success in driving the adoption of ZYNLONTA through ongoing dialogs with the healthcare provider community on ZYNLONTA's differentiated product profile. At this time, Group employees are meeting with investigators and site staff in person as allowed by institutions. The Group continues to closely monitor the potential effects of the COVID-19 pandemic and has undertaken certain risk mitigation measures. The Group has concluded that there is no material uncertainty that may cast a significant doubt upon the Group’s ability to continue as a going concern.